Retirement Benefit Plans - Principal Assumptions for Actuarial Valuation of Present Value of Defined Benefit Obligation (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Discount rate	0.90%	1.30%
Future salary increase rate	3.00%	3.00%